Vessel Operating Expenses - Vessel Operating Expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessel Operating Expenses [Abstract]
Crew wages and related costs	$ 30,263,863	$ 32,676,466	$ 34,721,673
Insurance	1,751,050	1,939,328	2,382,340
Repairs and maintenance	5,649,933	5,480,702	5,716,570
Spares and consumable stores	7,280,809	8,048,657	8,127,376
Miscellaneous expenses	4,890,484	4,972,345	3,996,819
Total	$ 49,836,139	$ 53,117,498	$ 54,944,778